Note 13 - Income Taxes - Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Allowance for loan losses	$ 546,000	$ 446,000
Stock-based compensation	25,000	35,000
Interest on non-accrual loans	6,000	2,000
Unrealized loss on investment securities available for sale	19,000	6,000
Deferred loan fees	235,000	176,000
Organization cost	2,000	2,000
Total deferred tax assets	833,000	667,000
Deferred tax liabilities:
Bank premises and equipment	(103,000)	(138,000)
Intangible	(3,000)
Total deferred tax liabilities	(106,000)	(138,000)
Net Deferred Tax Asset	$ 727,000	$ 529,000